UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Pennant Capital Management, LLC

Address:    1 DeForest Avenue, Suite 200
            Summit, New Jersey 07901

13F File Number: 028-10370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Alan Fournier
Title:      Managing Member
Phone:      (908) 516-5800

Signature, Place and Date of Signing:


/s/ Alan Fournier               Summit, New Jersey           August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $4,294,221
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-13560               Pennant Master Fund, L.P.

2.    028-13561               Pennant Windward Master Fund, L.P.

3.    028-13288               Broadway Gate Master Fund, Ltd.

4.    028-10746               Pennant General Partner, LLC

                                                             FORM 13F INFORMATION TABLE
                                                          Pennant Capital Management, LLC
                                                                   June 30, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL DISCRETION  MNGRS      SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ---- ----------  -----      ----      ------ ----
AEROFLEX HLDG CORP                  COM        007767106   21,210    3,505,710 SH       DEFINED     1,3,4      3,505,710
AMGEN INC                           COM        031162100    9,478      130,000 SH       DEFINED     1,2,4        130,000
APPLE INC                           COM        037833100  165,596      283,555 SH       DEFINED     1,2,4        283,555
BROADCOM CORP                      CL A        111320107   14,719      436,000 SH       DEFINED     1,2,4        436,000
CANADIAN NAT RES LTD                COM        136385101   14,231      530,000 SH       DEFINED     1,2,4        530,000
CITIGROUP INC                     COM NEW      172967424   85,640    3,124,422 SH       DEFINED     1,2,3,4    3,124,422
COCA COLA ENTERPRISES INC NE        COM        19122T109  137,572    4,906,269 SH       DEFINED     1,2,3,4    4,906,269
DAVITA INC                          COM        23918K108  264,084    2,688,972 SH       DEFINED     1,2,3,4    2,688,972
DOLLAR GEN CORP NEW                 COM        256677105  202,158    3,716,816 SH       DEFINED     1,2,3,4    3,716,816
FAMILY DLR STORES INC               COM        307000109  175,127    2,634,281 SH       DEFINED     1,2,3,4    2,634,281
FIDELITY NATL INFORMATION SV        COM        31620M106  240,675    7,062,066 SH       DEFINED     1,2,3,4    7,062,066
FLUOR CORP NEW                      COM        343412102   21,463      435,000 SH       DEFINED     1,2,4        435,000
FORD MTR CO DEL                COM PAR $0.01   345370860    7,480      780,000 SH       DEFINED     1,2,4        780,000
FORUM ENERGY TECHNOLOGIES IN        COM        34984V100   18,312      930,000 SH       DEFINED     1,4          930,000
FOSTER WHEELER AG                   COM        H27178104   13,208      765,000 SH       DEFINED     1,2,4        765,000
GOOGLE INC                         CL A        38259P508   69,428      119,689 SH       DEFINED     1,2,4        119,689
HUNTINGTON INGALLS INDS INC         COM        446413106  174,943    4,347,499 SH       DEFINED     1,2,3,4    4,347,499
LILLY ELI & CO                      COM        532457108   48,840    1,138,200     CALL DEFINED     1,2,4      1,138,200
MRC GLOBAL INC                      COM        55345K103   80,331    3,774,971 SH       DEFINED     2,3,4      3,774,971
MIDDLEBY CORP                       COM        596278101   34,147      342,809 SH       DEFINED     3,4          342,809
NVR INC                             COM        62944T105  219,396      258,113 SH       DEFINED     1,2,3,4      258,113
OLD REP INTL CORP                   COM        680223104   41,250    4,975,868 SH       DEFINED     1,2,4      4,975,868
PHH CORP                          COM NEW      693320202   96,326    5,510,629 SH       DEFINED     1,2,3,4    5,510,629
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG   71654V101   13,605      750,000 SH       DEFINED     1,2,4        750,000
PFIZER INC                          COM        717081103   64,551    2,806,574 SH       DEFINED     2,4        2,806,574
PRICELINE COM INC                 COM NEW      741503403   98,881      148,800 SH       DEFINED     1,2,3,4      148,800
QUALCOMM INC                        COM        747525103  182,249    3,273,154 SH       DEFINED     1,2,3,4    3,273,154
QUEST DIAGNOSTICS INC               COM        74834L100   25,529      426,200 SH       DEFINED     1,2,4        426,200
RANGE RES CORP                      COM        75281A109  107,946    1,744,716 SH       DEFINED     1,2,4      1,744,716
SALLY BEAUTY HLDGS INC              COM        79546E104  118,662    4,610,010 SH       DEFINED     1,2,3,4    4,610,010
SENSATA TECHNOLOGIES HLDG BV        SHS        N7902X106  124,080    4,633,304 SH       DEFINED     1,2,3,4    4,633,304
TEREX CORP NEW                      COM        880779103  146,430    8,212,580 SH       DEFINED     1,2,3,4    8,212,580
TRANSDIGM GROUP INC                 COM        893641100  318,759    2,373,482 SH       DEFINED     1,2,3,4    2,373,482
TRIPADVISOR INC                     COM        896945201  185,756    4,156,550 SH       DEFINED     1,2,3,4    4,156,550
UNION PAC CORP                      COM        907818108  152,629    1,279,263 SH       DEFINED     1,2,3,4    1,279,263
UNITEDHEALTH GROUP INC              COM        91324P102   92,157    1,575,331 SH       DEFINED     1,2,4      1,575,331
UNIVERSAL STAINLESS & ALLOY         COM        913837100   42,128    1,025,000 SH       DEFINED     1,3,4      1,025,000
VALERO ENERGY CORP NEW              COM        91913Y100   26,721    1,106,466 SH       DEFINED     1,2,4      1,106,466
WABCO HLDGS INC                     COM        92927K102  136,742    2,583,452 SH       DEFINED     1,2,3,4    2,583,452
WELLPOINT INC                       COM        94973V107  180,391    2,827,892 SH       DEFINED     1,2,3,4    2,827,892
WESCO INTL INC                      COM        95082P105  121,392    2,109,324 SH       DEFINED     1,2,3,4    2,109,324